Note 03 - Fair Value of Assets Acquired and Liabilities Assumed as of the Acquisition Date (Detail) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)
Fair Value of Assets Acquired and Liabilities Assumed as of the Acquisition Date [Abstract]
Total consideration transferred	€ 460
Cash consideration transferred	460
Recognized amounts of identifiable assets acquired and liabilities assumed [Abstract]
Interbank balances wo central banks	126	[1]
Securities borrowed	10	[1]
Financial assets at fair value through profit or loss	44	[1]
Property and equipment	53	[1]
Other intangible assets	84	[1]
All other assets	410	[1]
Total assets acquired	727	[1]
Financial liabilities at fair value through profit or loss	14	[1]
All other liabilities	488	[1]
Total liabilites assumed	502	[1]
Total identifiable net assets	225	[1]
Goodwill	235	[1]
Total identifiable net assets and goodwill acquired	€ 460	[1]

[1]	By major class of assets acquired and liabilities assumed.